Retained Earnings and Accumulated Other Comprehensive Income - Dividends (Details) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Apr. 26, 2023 $ / shares	May 31, 2022 MXN ($)	Apr. 30, 2022 $ / shares	May 31, 2021 MXN ($)	Apr. 30, 2021 $ / shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020
Aggregate amount of dividends paid						$ 1,053,392	$ 1,459,320
Multiplying factor						1.4286
Statutory income tax rate			30.00%			30.00%	30.00%	30.00%
Withholding tax rate						10.00%
Cumulative earnings						$ 88,820,912
Series A, B, D and L Shares
Aggregate amount of dividends paid		$ 1,053,392		$ 1,053,392
Dividend per share | $ / shares	$ 0.002991452991		$ 0.002991452991		$ 0.002991452991
CPOs
Dividend per share | $ / shares	$ 0.35		$ 0.35		$ 0.35